File Number 2-28097
Amendment to the Statement of Additional
Information
By Supplement or Sticker
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP OF
FUNDS, INC. STATEMENT OF ADDITIONAL
INFORMATION DATED AUGUST 24, 2002.

This information reflects a change
to the Statement of Additional
Information.

On page 47, please insert the following
as the final paragraph:

From September 19, 2002 to December 31,
2002, the Advisor shall pay Morgan Keegan
& Company, Inc. a fee of 0.50% of the
investment amount for purchases by their clients of Class A shares, without an initial sales charge, with the proceeds from shares redeemed from another fund family within the past 60 days on which an initial sales charge or CDSC was paid.

This information reflects changes to the section of the Statement of Additional
Information entitled, "Investment
Restrictions."

The section entitled, "Investment
Restrictions," is replaced with the
following:

The following fundamental investment
restrictions apply to all Funds except
Multi-Cap Growth, Technology and  Money
Market.

	The Funds may not:

	(1) Purchase the securities of
any issuer if, as a result, a Fund
would fail to be a diversified company
within the meaning of the Investment
Company Act of 1940 (the "1940 Act"),
and the rules and regulations
promulgated thereunder, as each may be
amended from time to time except to the
extent that the Fund may be permitted to do so by exemptive order, Securities and Exchange Commission ("SEC") release, no-action letter or similar relief or interpretations (collectively, the "1940
Act Laws, Interpretations and Exemptions").
(The Mergers and Acquisitions Fund and
the Global Health Care Fund are not
subject to this restriction.)

	(2) Issue senior securities or borrow
money or pledge its assets, except as
permitted by the 1940 Act Laws,
Interpretations and Exemptions. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and obligations of a Fund to Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.

	(3) Buy or sell real estate, except
that investment in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

	(4) Buy or sell physical commodities
or contracts involving physical commodities.
In accordance with each Fund's investment strategies as reflected in its prospectus and statement of additional information
(collectively, the "Prospectus") a Fund
may purchase and sell (i) derivative,
hedging and similar instruments such as
financial futures contracts and options
thereon, and (ii) securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts, and the Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund's ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.

	(5) Purchase any security if, as a result
25% or more of a Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Global
Financial Services Fund and Global Health
Care Fund are not subject to this restriction.
The Global Financial Services Fund may invest
25% or more of its total assets in securities of companies in financial services-related industries. The Global Health Care Fund may invest 25% or more of its total assets in securities of companies in health-care related industries.

	(6) Act as underwriter except to
the extent that, in connection with the
disposition of portfolio securities, it
may be deemed to be an underwriter under certain federal securities laws.

	The Funds may make loans, including
loans of assets of the Funds, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with a Fund's investment objective.

	For purposes of Investment Restriction
1, a Fund will currently not purchase any security (other than obligations of the U.S.
government, its agencies or instrumentalities) if as a result, with respect to 75% of the Fund's total assets, (i) more than 5% of the Funds total assets (determined at the time of investment) would be invested in securities of a single issuer and (ii) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

	For purposes of Investment Restriction
5, the Funds rely on Bloomberg Economic
Sectors Classification System in determining industry classification. The Funds' reliance on this classification system is not a fundamental policy of the Funds and, therefore, can be changed without shareholder approval.

	Whenever any fundamental investment
policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that, if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total asset values will not be considered a violation of such policy. However, if a Fund's asset coverage for borrowings permitted by Investment
Restriction 2 falls below 300%, the Fund will take prompt action to reduce its borrowings, as required by the 1940 Act
Laws, Interpretations and Exemptions.


	The following non-fundamental
investment restrictions apply to all
Funds, except the Multi-Cap Growth,
Technology and Money Market Funds:

	The Funds may not:

	(1) Purchase securities on margin,
but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts options on futures as permitted by its investment program.

	(2) Make short sales of securities
or maintain a short position, except to
the extent permitted by applicable law.

	(3) Purchase the securities of any
other investment company except to the
extent such purchases are permitted by
applicable law.

	(4) Invest in securities which are
subject to legal or contractual
restrictions on resale or are otherwise
not readily salable, if at the time of
acquisition more than 15% of a Fund's
assets would be invested in such
securities.


	The Multi-Cap Growth, Technology
and Money Market Funds have adopted the
following investment restrictions and
limitations, which cannot be changed
as to any individual Fund without approval by the holders of a majority of the outstanding shares of the relevant Fund.
(As used in this Statement of Additional
Information, "a majority of the
outstanding shares of the relevant Fund" means the lesser of (i) 67% of the shares of the relevant Fund represented at a meeting at which more than 50% of the outstanding shares of that Fund are represented in person or by proxy or
(ii) more than 50% of the outstanding
shares of the relevant Fund.) Except
as otherwise set forth, no Fund may:

	1. As to 75% of its total assets
purchase the securities of any issuer
if such purchase would cause more than
5% of its total assets to be invested in the securities of such issuer (except
U.S. Government securities or those of
its agencies or instrumentalities as
defined in the Investment Company Act
of 1940), or purchase more than 10%
of the outstanding securities, or more
than 10% of the outstanding voting
securities, of any issuer. For purposes
of this restriction, each Fund will
regard the entity which has ultimate
responsibility for the payment of
interest and principal as the issuer.

	2. Purchase securities of any
company that has a continuous operating
history of less than three years
(including that of predecessors)
if such securities would cause the
Fund's investment in such companies
taken at cost to exceed 5% of the
value of the Fund's total assets.
(The Multi-Cap Growth and Technology
Funds are not subject to this restriction.)

	3. Purchase securities on margin,
but it may obtain such short-term
credits as may be necessary for the
clearance of purchases and sales of
securities and may make initial and
maintenance margin deposits in
connection with options and futures
contracts options on futures as
permitted by its investment program.

	4. With respect to each Fund other
than the Multi-Cap Growth Fund, make short sales of securities, unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Fund as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short position as to them.
In no event will a Fund make short sales of securities in such a manner that the value used to cover such sales would exceed 15% of its net assets at any time.
The short sales of the type described
above, which are called "short sales
against the box," may be used by a Fund
when management believes that they will
protect profits or limit losses in
investments.

	5. Borrow money, except that a
Fund may borrow from banks as a
temporary measure for emergency
purposes and not for investment,
in which case such borrowings may
not be in excess of the lesser of:
(a) 10% of its total assets taken
at cost; or (b) 5% of the value of
its assets at the time that the loan
is made. A Fund will not purchase
securities while borrowings are
outstanding. A Fund will not pledge,
mortgage or hypothecate its assets
taken at market value to an extent
greater than the lesser of 10% of the
value of its net assets or 5% of the
value of its total assets taken at
cost.

	6. Purchase or retain the securities
of any issuer if those officers and
directors of a Fund or of its investment adviser holding individually more than
1/2 of 1% of the securities of such
issuer together own more than 5% of
the securities of such issuer.
(The Multi-Cap Growth and Technology
Funds are not subject to this
restriction).

	7. Purchase the securities of
any other investment company except
in the open market in a transaction
involving no commission or profit to
a sponsor or dealer (other than the
customary sales load or broker's
commission) or as a part of a merger,
consolidation, acquisition or
reorganization. (The Multi-Cap Growth
and Technology Funds are not subject
to this restriction.)

	8. Invest in real estate; this
restriction does not prohibit a Fund
from investing in the securities of
real estate investment trusts.

	9. Invest for the purpose of
exercising control of management of
any company.

	10. Underwrite securities issued
by others except to the extent that the
disposal of an investment position may
qualify any Fund or the Corporation as
an underwriter as that term is defined
under the Securities Act of 1933, as
amended,

	11. Except for the Technology and
Money Market Funds, make any investment
which would cause more than 25% of the
total assets of the Fund to be invested
in securities issued by companies
principally engaged in any one industry;
provided, however, that: (i) this
limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, municipal securities other than industrial development bonds issued by non-governmental users, and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry). The Money Market Fund may invest more than 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities and certain bank instruments issued by domestic banks. The instruments in which the Money Market Fund may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market Fund. The Technology Fund will invest more than 25% of the Fund's assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or intranet related businesses.

	12. Participate with others in any
trading account. This restriction does not prohibit the Corporation or any Fund from combining portfolio orders with those of other Funds or other clients of the investment adviser or Fund Managers when to do so would permit the Corporation and one or more Funds to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available.
(The Multi-Cap Growth and Technology Funds are not subject to this restriction).

	13. Invest more than 10% of its
total assets in securities which are
subject to legal or contractual
restrictions on resale or are otherwise
not readily salable.

	14. Issue senior securities, except
as permitted by the Investment Company
Act of 1940 and rules thereunder.

	15. Invest in commodities or
commodities contracts, except the Funds
may purchase and sell options, futures
contracts and options on futures contracts in accordance with their investment policies as set forth in this registration statement.

	16. Make loans, except by purchasing
debt securities or entering into repurchase agreements, in each case in accordance with its investment policies as set forth in this Statement of Additional Information.

	Each of the Mid-Cap Growth, Small
Company Growth, Small Company Value,
Equity, Global Financial Services,
Global Health Care, Technology, Government
Securities and High-Yield Bond Funds will provide 60 days' prior written notice to shareholders of a change in such Fund's non-fundamental policy of investing a certain percentage of its net assets
(plus any borrowings for investment
purposes) in the type of investments
suggested by such Fund's name.

	If a percentage restriction is adhered
to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.


September 19, 2002